Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred Stock, Shares Authorized (in shares)	10,000,000	10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized (in shares)	10,000,000	10,000,000	10,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)	65,000,000	65,000,000	65,000,000
Common Stock, Shares, Issued (in shares)	21,653,326	21,653,326	18,824,106
Common Stock, Shares, Outstanding, Ending Balance (in shares)	21,653,326	21,653,326	18,824,106
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)	2,000,000	2,000,000	2,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized (in shares)	2,000,000	2,000,000	2,000,000
Preferred Stock, Shares Issued (in shares)	0	0	0
Preferred Stock, Shares Outstanding, Ending Balance (in shares)	0	0	0
Convertible Credit Line Payable, Related Party [Member]
Debt Instrument, Unamortized Discount, Noncurrent			$ 11,100
Secured Senior Secured Convertible Note [Member]
Debt Instrument, Unamortized Discount, Noncurrent		$ 94,528
Secured Senior Secured Convertible Note [Member] | Previously Reported [Member]
Debt Instrument, Unamortized Discount, Noncurrent		$ 120,231